Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Dates
29-Feb-2024
Actual/360 Days
29
30/360 Days
30
15-Mar-2024
15-Mar-2024
Collection Period No.
30
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Feb-2024
13-Mar-2024
14-Mar-2024
15-Mar-2024
15-Feb-2024
15-Feb-2024
Summary
Beginning
Balance
0.00
0.00
263,884,574.83
130,000,000.00
Principal
Payment
0.00
0.00
23,527,342.21
0.00
Ending
Balance
0.00
0.00
240,357,232.62
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
42.013111
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.429209
1.000000
393,884,574.83
370,357,232.62
23,527,342.21
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
434,461,548.88
7,556,839.49
442,018,388.37
40,576,974.05
410,934,206.67
7,077,199.54
418,01
1,406.21
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
101,155.75
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.180635
0.608333
Interest & Principal
Payment
0.00
0.00
23,628,497.96
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
42.193746
0.608333
$23,707,581.29
T
otal
$180,239.08

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
25,213,918.37
0.00
25,213,918.37
22,968,274.92
1,388,909.73
501,518.32
252,802.77
0.00
0.00
102,412.63
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
368,348.66
0.00
0.00
180,239.08
0.00
0.00
23,527,342.21
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
25,213,918.37
1,137,988.42
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
368,348.66
0.00
0.00
0.00
368,348.66
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
180,239.08
0.00
0.00
101,155.75
79,083.33
0.00
0.00
0.00
0.00
0.00
180,239.08
0.00
0.00
101,155.75
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
180,239.08
180,239.08
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
23,527,342.21
0.00
0.00
0.00
23,527,342.21
Aggregate Principal Distributabl
e
Amount
23,527,342.21
23,527,342.21
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,064.98
87,347.65
102,412.63
4,057,697.40
0.00
15,064.98
15,064.98
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Pool Statistics
Pool Data
3.75%
29.56
39.94
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
442,018,388.37
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
418,011,406.21
22,617
23,267
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
16,003,126.43
6,965,148.49
0.00
1,038,707.24
Pool Factor
25.21%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
22,617
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.51%
1.05%
0.34%
0.09%
100.00%
411,803,481.92
4,386,889.93
1,437,370.78
383,663.58
418,011,406.21
22,374
179
49
15
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.436%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
11,045.88
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.749%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,229,179.34
291,129.23
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
46
745
Losses
(1)
Amount
1,038,707.24
500,817.56
246,760.45
Number of Receivables
Number of Receivables
Amount
23,328,593.47
9,034,101.53
6,065,312.60
Current
Cumulative
0.496%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.812%
Prior Collection Period
0.978 % Second Prior
Collection
Period
0.594
%
Third
Prior
Collection
Period
0.613%